Derivative and Hedging Instruments - Summary of Effects of Net Investment Hedging Relationships (Detail) - Hedges of net investment in foreign operations [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ (460)	$ 355
Gains (losses) reclassified from AOCI into investment income	0	0
Ineffectiveness recognized in investment income	0	0
Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	9
Gains (losses) reclassified from AOCI into investment income	0
Ineffectiveness recognized in investment income	0
Non-functional currency denominated debt [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(469)	355
Gains (losses) reclassified from AOCI into investment income	0	0
Ineffectiveness recognized in investment income	$ 0	$ 0